Summary of Results by Geographic Location (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of geographical areas [line items]
Total net revenues	$ 42,693	$ 43,646	$ 41,065
Total assets	1,728,672	1,715,865	1,415,290
Canada [member]
Disclosure of geographical areas [line items]
Total net revenues	26,664	24,141	23,681
Total assets	935,856	916,798	769,314
United States [member]
Disclosure of geographical areas [line items]
Total net revenues	14,091	15,213	15,396
Total assets	652,829	679,369	524,397
Other international [member]
Disclosure of geographical areas [line items]
Total net revenues	1,938	4,292	1,988
Total assets	$ 139,987	$ 119,698	$ 121,579